Fair Value Measurements - Derivative liability (Details) - Evolv Technologies Holdings, Inc. - Derivative Liability $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning	$ 1,000
Initial fair value of the embedded derivative	16,986
Change in fair value	2,220
Balance at ending	$ 20,206